SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified				12 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Subsequent Event [Member] Line of Credit [Member]	Mar. 31, 2014 Subsequent Event [Member] Line of Credit [Member]	Dec. 31, 2013 Subsequent Event [Member] Conduit Shareholders [Member]	Dec. 31, 2013 Subsequent Event [Member] Perion Shareholders [Member]	Jan. 02, 2014 Subsequent Event [Member] Common Stock [Member] Conduit Shareholders [Member]	Jan. 02, 2014 Subsequent Event [Member] Stock Option [Member] Conduit Shareholders [Member]	Jan. 02, 2014 Subsequent Event [Member] Client Connect [Member]	Jan. 02, 2014 Subsequent Event [Member] Client Connect [Member] Acquired technology [Member]	Jan. 02, 2014 Subsequent Event [Member] Client Connect [Member] IP R&D [Member]	Jan. 02, 2014 Subsequent Event [Member] Client Connect [Member] Tradename and other [Member]
Subsequent Event [Line Items]
Shares issued for acquisition								54,753,582	2,820,141
Ownership interest						81.00%	19.00%
Business Combination Purchase Price Calculation [Abstract]
Number of shares of Perion ordinary shares outstanding on January 2, 2014	12,501,237	12,064,510								12,524,000
Perion closing price on January 2, 2014 merger date										$ 12.64
Total fair value of stock consideration										$ 158,303
Fair value of vested (for accounting purposes only) Perion options										7,281
Total purchase price										165,584
Purchase Price Allocation:
Intangible assets											8,092	13,439	4,568
Deferred tax liabilities										(7,584)
Net assets acquired										46,907
Goodwill	37,435	37,435	24,753							118,677
Total fair value considerations										165,584
Line of Credit Facility:
Line of credit, maximum borrowing capacity				20,000
Debt instrument, interest rate				4.10%
Line of credit, amount outstanding					$ 12,500
Debt instrument, maturity date				Apr. 09, 2014